Acquisitions (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			6 Months Ended						12 Months Ended							1 Months Ended	12 Months Ended		12 Months Ended							1 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Jul. 31, 2012 As Reported	Aug. 02, 2011 As Reported	Jul. 31, 2012 Pro Forma Adjustments	Aug. 02, 2011 Pro Forma Adjustments	Jul. 31, 2012 Pro Forma	Aug. 02, 2011 Pro Forma	Feb. 01, 2011 Acquisitions During Fiscal 2010	Jan. 31, 2012 Acquisitions During Fiscal 2010	Feb. 01, 2011 Acquisitions During Fiscal 2010 Seller Notes	May 13, 2010 Mattress Firm	May 13, 2010 Mattress Firm Mortgage loan	Dec. 31, 2011 Peak	Oct. 15, 2010 Peak item	Dec. 31, 2010 Maggie's	Feb. 01, 2011 Maggie's	Dec. 01, 2010 Maggie's item	Feb. 01, 2011 Maggie's As Reported	Feb. 02, 2010 Maggie's As Reported	Feb. 01, 2011 Maggie's Pro Forma Adjustments	Feb. 02, 2010 Maggie's Pro Forma Adjustments	Feb. 01, 2011 Maggie's Pro Forma	Feb. 02, 2010 Maggie's Pro Forma	Dec. 01, 2010 Maggie's Seller Notes	Oct. 30, 2010 Peak and Other	Oct. 15, 2010 Peak and Other	Jul. 31, 2012 Mattress Giant Corporation	Jan. 31, 2012 Mattress Giant Corporation	Nov. 15, 2011 Mattress Giant Corporation item	Jan. 31, 2012 Mattress Giant Corporation Maximum	May 03, 2012 Mattress Giant item
Acquisitions
Purchase price																					$ 21,798,000			$ 2,300,000			$ 3,800,000			$ 15,734,000									$ 6,064,000			$ 7,900,000		$ 44,000,000
Liabilities incurred as a result of acquisition																							7,200,000		2,100,000												7,200,000							10,000,000
Contingent payment																										2,000,000
Number of stores added																											8			26														181
Goodwill resulted from acquisition																					14,108,000						3,000,000			11,130,000									2,978,000			3,165,000		43,000,000
Direct acquisition costs	700,000									700,000											300,000																			1,800,000	600,000
Additional cash used due to resolution of holdbacks and adjustments																						100,000
Additional goodwill due to resolution of holdbacks and adjustments																						600,000
Allocation of the purchase price to the assets and liabilities of the acquisitions
Current assets																					4,994,000									4,024,000									970,000			3,815,000
Accounts receivable																																												2,909,000
Inventories																																												5,167,000
Prepaid expenses and other current assets																																												2,819,000
Property, plant and equipment																					3,887,000									784,000									3,103,000			1,414,000		3,043,000
Goodwill																					14,108,000						3,000,000			11,130,000									2,978,000			3,165,000		43,000,000
Intangible assets																																										150,000		5,119,000
Deferred tax asset																																												4,255,000
Security deposits																																												640,000
Accounts payable																																												(12,896,000)
Accrued liabilties																																												(7,693,000)
Customer deposits																																												(1,559,000)
Other noncurrent assets																					3,385,000									3,319,000									66,000			81,000
Current liabilities																					(2,911,000)									(2,148,000)									(763,000)			(404,000)
Other noncurrent liabilities																					(1,665,000)									(1,375,000)									(290,000)			(363,000)		(820,000)
Total assets acquired, net of liabilities assumed																					21,798,000			2,300,000			3,800,000			15,734,000									6,064,000			7,900,000		44,000,000
Reconciliation to cash used in acquisitions:
Contingent payment obligation	(1,887,000)	(324,000)				(1,980,000)				(1,887,000)		(324,000)	(1,980,000)								(1,980,000)																		(1,980,000)				(500,000)
Seller notes issued																							(7,200,000)		(2,100,000)												(7,200,000)							(10,000,000)
Cash of acquired businesses																					(1,856,000)							(1,769,000)										(87,000)
Cash used in acquisitions, net of cash acquired																					10,762,000									6,765,000									3,997,000			7,858,000		43,984,000
Net sales	33,200,000	188,558,000	183,514,000	179,914,000	151,924,000	127,494,000	130,675,000	127,583,000	108,363,000	471,832,000	331,838,000	703,910,000	494,115,000	432,250,000	471,832,000	331,838,000	31,825,000	64,434,000	503,657,000	396,272,000									3,200,000		494,115,000	432,250,000	20,341,000	21,873,000	514,456,000	454,123,000
Pre-tax income		7,687,000	12,865,000	3,875,000	1,109,000	(2,679,000)	3,669,000	3,817,000	(3,612,000)	31,309,000	4,984,000	25,536,000	1,195,000	(3,268,000)															300,000
Net income (loss)		17,372,000	12,314,000	3,636,000	1,029,000	(1,633,000)	1,878,000	1,952,000	(1,848,000)	19,821,000	4,665,000	34,351,000	349,000	(4,673,000)	19,821,000	4,665,000	1,479,000	1,941,000	213,000	6,606,000									200,000		349,000	(4,673,000)	147,000	165,000	496,000	(4,508,000)
Diluted net income (loss) per common share (in dollars per share)										$ 0.59	$ 0.21	$ 1.40	$ 0.02	$ (0.21)	$ 0.59	$ 0.21	$ 0.04	$ 0.08	$ 0.63	$ 0.29											$ 0.02	$ (0.21)		$ 0.01	$ 0.02	$ (0.20)
Number of specialty retail stores acquired																																										55
Number of distribution centers acquired																																										3
Purchase price holdbacks for adjustments which had not settled	$ 1,887,000	$ 324,000				$ 1,980,000				$ 1,887,000		$ 324,000	$ 1,980,000								$ 1,980,000																		$ 1,980,000				$ 500,000